UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.3%
COMMUNICATION SERVICES - 3.1%
Entertainment - 1.6%
Lions Gate Entertainment Corp., Class A Shares	116,801	$2,848,777
Lions Gate Entertainment Corp., Class B Shares	164,454	3,831,778

Total Entertainment		6,680,555

Interactive Media & Services - 1.0%
Cargurus Inc.	21,481	1,196,277	*
XO Group Inc.	83,704	2,886,114	*

Total Interactive Media & Services		4,082,391

Media - 0.5%
comScore Inc.	104,214	1,899,821	*
Turn Inc. (Escrow)	73,522	101,350	*(a)(b)(c)

Total Media		2,001,171

TOTAL COMMUNICATION SERVICES		12,764,117

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.8%
Fox Factory Holding Corp.	160,959	11,275,178	*

Distributors - 1.4%
Core-Mark Holding Co. Inc.	174,374	5,921,741

Diversified Consumer Services - 1.7%
Chegg Inc.	249,603	7,096,214	*

Internet & Direct Marketing Retail - 3.5%
GrubHub Inc.	64,975	9,006,834	*
Shutterstock Inc.	97,046	5,296,771

Total Internet & Direct Marketing Retail		14,303,605

Specialty Retail - 4.1%
Hudson Ltd., Class A Shares	240,100	5,416,656
Monro Inc.	110,979	7,724,138
National Vision Holdings Inc.	84,542	3,816,226	*

Total Specialty Retail		16,957,020

TOTAL CONSUMER DISCRETIONARY		55,553,758

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.7%
BJ’s Wholesale Club Holdings Inc.	143,660	3,847,215	*
Casey’s General Stores Inc.	57,043	7,364,822

Total Food & Staples Retailing		11,212,037

Food Products - 0.2%
SunOpta Inc.	120,738	887,424	*

TOTAL CONSUMER STAPLES		12,099,461

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
ENERGY - 1.3%
Energy Equipment & Services - 1.3%
Cactus Inc., Class A Shares	30,996	$1,186,527	*
Newpark Resources Inc.	389,910	4,035,568	*

TOTAL ENERGY		5,222,095

FINANCIALS - 5.8%
Banks - 2.9%
SVB Financial Group	12,230	3,801,451	*
Western Alliance Bancorp	145,954	8,303,323	*

Total Banks		12,104,774

Capital Markets - 0.9%
WisdomTree Investments Inc.	423,663	3,592,662

Insurance - 2.0%
American Equity Investment Life Holding Co.	147,392	5,211,781
Trupanion Inc.	81,134	2,898,918	*

Total Insurance		8,110,699

TOTAL FINANCIALS		23,808,135

HEALTH CARE - 21.6%
Biotechnology - 0.7%
Acorda Therapeutics Inc.	72,501	1,424,645	*
Genomic Health Inc.	18,350	1,288,537	*

Total Biotechnology		2,713,182

Health Care Equipment & Supplies - 6.6%
Insulet Corp.	106,965	11,332,942	*
Integra LifeSciences Holdings Corp.	137,317	9,045,071	*
Penumbra Inc.	44,698	6,691,290	*

Total Health Care Equipment & Supplies		27,069,303

Health Care Providers & Services - 1.0%
Surgery Partners Inc.	250,136	4,127,244	*

Health Care Technology - 5.4%
athenahealth Inc.	50,471	6,742,926	*
Medidata Solutions Inc.	146,914	10,770,265	*
Vocera Communications Inc.	131,000	4,791,980	*

Total Health Care Technology		22,305,171

Life Sciences Tools & Services - 6.6%
Cambrex Corp.	81,681	5,586,980	*
ICON PLC	78,192	12,022,020	*
Syneos Health Inc.	179,549	9,255,751	*

Total Life Sciences Tools & Services		26,864,751

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.3%
Pacira Pharmaceuticals Inc.	108,742	$5,344,669	*

TOTAL HEALTH CARE		88,424,320

INDUSTRIALS - 18.2%
Air Freight & Logistics - 2.8%
Forward Air Corp.	41,470	2,973,399
XPO Logistics Inc.	75,630	8,634,677	*(d)

Total Air Freight & Logistics		11,608,076

Building Products - 4.3%
Masonite International Corp.	69,870	4,478,667	*
Trex Co. Inc.	169,942	13,082,135	*

Total Building Products		17,560,802

Commercial Services & Supplies - 4.4%
Copart Inc.	206,989	10,666,143	*
US Ecology Inc.	101,849	7,511,364

Total Commercial Services & Supplies		18,177,507

Electrical Equipment - 0.7%
Bloom Energy Corp.	88,010	2,999,381	*

Machinery - 3.6%
IDEX Corp.	55,130	8,305,886
Tennant Co.	82,007	6,228,432

Total Machinery		14,534,318

Trading Companies & Distributors - 2.4%
H&E Equipment Services Inc.	183,822	6,944,795
MRC Global Inc.	153,431	2,879,900	*

Total Trading Companies & Distributors		9,824,695

TOTAL INDUSTRIALS		74,704,779

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 1.3%
Casa Systems Inc.	139,494	2,057,536	*
Viavi Solutions Inc.	268,358	3,043,180	*

Total Communications Equipment		5,100,716

Electronic Equipment, Instruments & Components - 1.8%
MTS Systems Corp.	63,683	3,486,645
nLight Inc.	62,310	1,383,905	*
OSI Systems Inc.	34,913	2,664,211	*

Total Electronic Equipment, Instruments & Components		7,534,761

IT Services - 2.6%
Cardtronics PLC, Class A Shares	80,525	2,547,811
Wix.com Ltd.	68,046	8,145,106

Total IT Services		10,692,917

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.8%
Inphi Corp.		120,117	$4,562,044	*
Integrated Device Technology Inc.		87,787	4,126,867	*
Monolithic Power Systems Inc.		55,754	6,998,799

Total Semiconductors & Semiconductor Equipment			15,687,710

Software - 17.6%
Aspen Technology Inc.		74,083	8,438,794	*
Cornerstone OnDemand Inc.		142,926	8,111,050	*
DocuSign Inc.		9,860	518,340	*
Envestnet Inc.		86,742	5,286,925	*
ForeScout Technologies Inc.		41,216	1,556,316	*
Fortinet Inc.		108,969	10,054,570	*
HubSpot Inc.		41,050	6,196,497	*
Imperva Inc.		71,563	3,324,101	*
MINDBODY Inc., Class A Shares		139,378	5,665,716	*
New Relic Inc.		50,538	4,762,196	*
Pluralsight Inc., Class A Shares		36,260	1,160,320	*
Qualys Inc.		91,726	8,172,787	*
SendGrid Inc.		68,585	2,523,242	*
Smartsheet Inc., Class A Shares		23,410	731,797	*
Varonis Systems Inc.		48,739	3,570,132	*
Yext Inc.		96,934	2,297,336	*

Total Software			72,370,119

TOTAL INFORMATION TECHNOLOGY			111,386,223

MATERIALS - 1.5%
Chemicals - 1.5%
Balchem Corp.		53,476	5,994,125

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.		56,064	1,048,397	*

TOTAL COMMON STOCKS (Cost - $202,043,029)			391,005,410

	RATE
PREFERRED STOCKS - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
DocuSign Inc., Series F Shares (Cost - $840,994)	—	44,047	2,284,837	*(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,884,023)			393,290,247

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $24,017,644)	1.930%	24,017,644	$24,017,644

TOTAL INVESTMENTS - 101.7% (Cost - $226,901,667)			417,307,891
Liabilities in Excess of Other Assets - (1.7)%			(7,007,621)

TOTAL NET ASSETS - 100.0%			$410,300,270

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

(d)	All or a portion of this security is pledged as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
XPO Logistics, Inc., Call (Premiums received - $29,495)	11/16/18	$120.00	85	$85,000	$27,540

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,662,767	—	$101,350	$12,764,117
Other Common Stocks	378,241,293	—	—	378,241,293
Preferred Stocks	—	$2,284,837	—	2,284,837

Total Long-Term Investments	390,904,060	2,284,837	101,350	393,290,247

Short-Term Investments†	24,017,644	—	—	24,017,644

Total Investments	$414,921,704	$2,284,837	$101,350	$417,307,891

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$27,540	—	—	$27,540

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2018	Value Per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	44,047	4/15	$840,994	$2,284,837	$51.87	0.56%
Turn Inc. (Escrow)	73,522	12/13	108,102	101,350	1.38	0.02

			$949,096	$2,386,187		0.58%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 21, 2018